Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Long-Term Debt - Bank Loans (Table)

		As of June 30, 2025	As of December 31, 2024	Rate of interest
	Credit facilities
(i)	Issued in October 2022 maturing in October 2028 (the “2022 credit facility”)	91,700	94,360	Margin + Secured Overnight Financing Rate (“SOFR”)
(ii)	Issued in June 2023 maturing in June 2031 (the “2023 credit facility”)	87,500	90,625	Margin + SOFR
(iii)	Issued in January 2024 maturing in December 2030 (the “2024 – LNG/C Axios II credit facility ”)	175,000	180,000	Margin + SOFR
(iv)	Issued in June 2024 maturing in June 2031 (the “2024 – LNG/C Aktoras credit facility”)	227,000	233,500	Margin + SOFR
(v)	Issued in June 2024 maturing in June 2031 (the “2024 – LNG/C Aristidis I credit facility”)	147,250	151,125	Margin + SOFR
	Sale and lease back agreements
(vi)	Assumed in September 2021 maturing in June 2030 (the “2021 Bocomm”)	115,123	118,216	Margin + SOFR
(vii)	Assumed in September 2021 maturing in November 2029 (the “2021 Bocomm”)	110,260	113,210	Margin + SOFR
(viii)	Assumed in November 2021 maturing in July 2036 (the “2021 Shin Doun”)	121,175	124,376	Fixed rate
(ix)	Issued in December 2022 maturing in January 2031 (the “2022 Jolco”)	98,179	100,273	($65,779: Margin + SOFR, $32,400: Fixed rate)
(x)	Issued in February 2023 maturing in February 2033 (the “2023 CMBFL - LNG/C”)	164,313	168,687	Margin + SOFR
(xi)	Assumed in December 2023 maturing in October 2033 (the “2023 CMBFL - LNG/C AMI”)	163,159	174,212	Margin + SOFR
(xii)	Issued in May 2024 maturing in May 2032 (the “2023 – LNG/C Assos Jolco”)	231,445	236,079	($190,045: Margin + SOFR, $41,400: Fixed rate)
(xiii)	Issued in July 2024 maturing in July 2032 (the “2024 – LNG/C Apostolos Jolco”)	231,232	235,870	($189,832: Margin + SOFR, $41,400: Fixed rate)
(xiv)	Issued in August 2024 maturing in July 2031 (the “2024 Bocomm – LNG/C Attalos”)	154,315	158,780	Margin + SOFR
(xv)	Issued in August 2024 maturing in July 2031 (the “2024 Bocomm – LNG/C Asklipios”)	154,315	158,780	Margin + SOFR
	Unsecured Bonds
(xvi)	Issued in October 2021 maturing in October 2026 (the “2021 Bonds”)	175,624	156,136	Fixed rate
(xvii)	Issued in July 2022 maturing in July 2029 (the “2022 Bonds”)	117,082	104,091	Fixed rate
	Total long-term debt	2,564,672	2,598,320
	Less: Deferred financing costs	18,017	19,808
	Total long-term debt, net	2,546,655	2,578,512
	Less: Current portion of long-term debt	133,162	132,439
	Add: Current portion of deferred financing costs	4,086	4,056
	Long-term debt, net	$2,417,579	$2,450,129

Long-Term Debt - Required Annual Loan Payments (Table)
For the year ending June 30,	Amount
2026	$133,162
2027	301,715
2028	119,089
2029	191,456
2030	399,776
Thereafter	1,419,474
Total	$2,564,672